UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03870

Morgan Stanley Long Duration Government Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2023

Item 1 - Report to Shareholders

Morgan Stanley Long Duration
Government Opportunities Fund

(formerly Morgan Stanley U.S. Government Securities Trust)

Semi-Annual Report

June 30, 2023

Morgan Stanley Long Duration Government Opportunities Fund

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Performance Summary	9
Expense Example	10
Portfolio of Investments	12
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Notes to Financial Statements	22
Financial Highlights	36
Investment Advisory Agreement Approval	40
Liquidity Risk Management Program	43
U.S. Customer Privacy Notice	44
Trustees and Officers Information	Back Cover

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Long Duration Government Opportunities Fund (the "Fund") (formerly Morgan Stanley U.S. Government Securities Trust) performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended June 30, 2023

Total Return for the 6 Months Ended June 30, 2023
Class A	Class L	Class I	Class C	Bloomberg U.S. Long Treasury Index1(i)
0.58%	0.30%	0.61%	0.05%	3.72%
Bloomberg U.S. Government/Mortgage/ Bloomberg U.S. Long Treasury Blended Index[2]	Bloomberg U.S. Government/Mortgage Index[3]	Lipper General U.S. Government Funds Index[4]
2.31%	1.69%	1.13%

The performance of Morgan Stanley Long Duration Government Opportunities Fund (the "Fund") four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The price action for developed market rates in the first quarter of 2023 was staggering and historic. Early in the quarter, strong economic data and hawkish language from the Federal Reserve (Fed) saw yields continue their movement upwards; however, that was reversed in March as the collapse of Silicon Valley Bank and Signature Bank unfolded. After spiking, rate volatility slowly declined from the highs but remained elevated late in the quarter as the market digested news and tried to interpret the impact of the banking situation.

During the first quarter of 2023, 2-, 5-, 10- and 30-year Treasury yields fell by 40, 43, 41 and 31 basis points (bps), respectively.(ii) The rally was mostly in real yields, as 10-year breakeven inflation rates rose by 2 bps for the quarter.(ii) Longer-term expectations for inflation continued to be stable.

Higher interest rate volatility and concern about potential Federal Deposit Insurance Corporation (FDIC) sales from failed banks pressured the agency mortgage-backed securities (MBS) market during the first quarter of 2023. As of March 31, 2023, coupon spreads widened 8 bps to 153 bps above comparable duration U.S. Treasuries.(ii) The average 30-year mortgage rate did not follow other yields lower, as it rose slightly during the first quarter to 6.75%.(ii)

While banking fears dominated the price action observed in the first quarter of 2023, market behavior coming into the second quarter seemed to be range-bound between two narratives. The first was a resilient labor market and sticky core inflation due to pressures from elevated services inflation. The second was the concern around an economic fallout and a potential credit crunch driven by regional banking fears. However, both narratives stood down during May as all eyes turned to the

(i)  "Bloomberg®" and the Bloomberg Index/Indices used are service marks of Bloomberg Finance L.P. and its affiliates, and have been licensed for use for certain purposes by Morgan Stanley Investment Management (MSIM). Bloomberg is not affiliated with MSIM, does not approve, endorse, review, or recommend any product, and. does not guarantee the timeliness, accurateness, or completeness of any data or information relating to any product.

(ii)  Source: Bloomberg L.P. Data as of March 31, 2023. One basis point = 0.01%

U.S. debt ceiling. Once a deal became imminent, that uncertainty subsided and all eyes turned back to the economic data. During the first quarter, we saw wider credit spreads and materially lower Treasury yields, as markets reflected concerns of a heightened risk of recession. However, economic and labor market data continuously surprised to the upside, conflicting with fears of a weak economy burdened by banking woes, persistent inflation and hawkish policymakers.

During the second quarter of 2023, 2-, 5-, 10- and 30-year Treasury yields rose by 87, 58, 37 and 21 bps, respectively.(iii) The upswing in rates was primarily due to the market repricing government yields to reflect a stronger economy and subsequent Fed hikes.

Broadly, securitized credit sectors were relatively unchanged in the second quarter of 2023, though AAA collateralized loan obligations (CLOs), asset-backed securities (ABS) and non-agency commercial mortgage-backed securities (CMBS) tightened 12 bps, 18 bps and 9 bps, respectively.(iii) Within securitized markets, fundamental credit conditions remain stable despite recession risks. Agency MBS yields broadly tracked the rates market, with yields rising roughly 60 bps.(iii)

Performance Analysis

Effective May 31, 2023, the Fund changed its name and primary benchmark, amended its principal investment strategy to target an average portfolio duration of at least ten years under normal circumstances and reduced the expense limitation for Class I shares (the

"Fund Changes"). The portfolio managers of the Fund also changed effective May 31, 2023.

All share classes of the Fund underperformed the new primary benchmark. Bloomberg U.S. Long Treasury Index (the "Index"), the new blended benchmark Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index, the former primary benchmark Bloomberg U.S. Government/Mortgage Index ("former benchmark") and the Lipper General U.S. Government Funds Index for the six months ended June 30, 2023, assuming no deduction of applicable sales charges.

For the period of January 1, 2023 to May 30, 2023 prior to the effective date of the Fund Changes the Fund slightly underperformed the former benchmark. The duration underweight held through most of the period and the curve positioning towards the latter half of the period slightly detracted from the Fund's performance versus the former benchmark. Securitized debt positioning also detracted mildly, particularly the overweight to agency residential mortgage-backed securities (RMBS) and the allocation to non-agency CMBS, as their spreads widened. The out-of-benchmark holdings in taxable municipal bonds contributed to the Fund's performance versus the former benchmark over the period.

For the period between May 31, 2023 (after the effective date of the Fund Changes) and June 30, 2023, the Fund underperformed the Index due to duration

(iii)  Source: Bloomberg L.P. Data as of June 30, 2023.

positioning and sector allocation. The sharp rise in short-term Treasury yields negatively impacted the Fund relative to its Index. While the Fund's duration profile was gradually lengthened over the course of the month, it remained shorter than the Index, which benefited on a relative basis as long-term Treasury yields only slightly increased. Several of the Fund's legacy positions, which were more exposed to the short and intermediate parts of the Treasury yield curve, detracted from index-relative returns amid the jump in front-end rates. The flattening of the yield curve during the period also weighed on the performance of some of the Fund's agency MBS holdings, specifically its fixed-rate collateralized mortgage obligation (CMO) allocation.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 06/30/23
Agency Fixed Rate Mortgages	47.7%
Short-Term Investments	22.0
Mortgages — Other	18.6
Commercial Mortgage-Backed Securities	5.2
U.S. Agency Security	2.6
U.S. Treasury Securities	2.0
Asset-Backed Securities	1.1
Agency Adjustable Rate Mortgages	0.3
Agency Bond — Finance (U.S. Government Guaranteed)	0.2
Agency Bond — Sovereign (U.S. Government Guaranteed)	0.2
Collateralized Mortgage Obligations — Agency Collateral Series	0.1

*  Does not include open long/short futures contracts with a value of $232,196,625 and net unrealized depreciation of $3,358,279.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80% of its net assets in a portfolio of U.S. government securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. In making investment decisions, the Fund's "Adviser," Morgan Stanley Investment Management Inc., considers economic developments, interest rate trends and other factors. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed by the U.S. Government or its agencies and instrumentalities or securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity. Under normal circumstances, the Adviser expects to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of at least ten years.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting the Mutual Fund Center on our website at www.morganstanley.com/im/ moneymarketfundsshareholderreports. It is also available on the SEC's website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our website at www.morganstanley.com/im/ moneymarketfundsshareholderreports. This information is also available on the SEC's website at http://www.sec.gov

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended June 30, 2023
Symbol	Class A Shares* (since 07/28/97) USGAX		Class L Shares** (since 07/28/97) USGCX	Class I Shares*** (since 07/28/97) USGDX	Class C Shares† (since 04/30/15) MSGVX
1 Year	–3.45 –6.62[6]	%[5]	–3.82 —%[5]	–3.25 —%[5]	–4.30 –5.23[6]	%[5]
5 Years	–0.55[5] –1.20[6]		–0.87[5] —	–0.22[5] —	–1.36[5] –1.36[6]
10 Years	0.69[5] 0.36[6]		0.39[5] —	1.02[5] —	— —
Since Inception	2.90[5] 2.77[6]		2.48[5] —	3.17[5] —	–0.70[5] –0.70[6]
Gross Expense Ratio	1.05		1.33	0.80	1.79

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of each Fund's fiscal year end as outlined in the Fund's current prospectus. Fund's total returns are calculated based on the net asset value as of the last business day of the period.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed for new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.00% for shares redeemed within one year of purchase. Class C shares will generally convert to Class A shares appoximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2023).

(1)  The Bloomberg U.S. Long Treasury Index measures the performance of U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with a maturity greater than 10 years. Separate trading of registered interest and principal of securities (STRIPS) are excluded from the index because their inclusion would result in double-counting. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Effective May 31, 2023, the Fund changed its primary benchmark to the Bloomberg U.S. Long Treasury Index because the Adviser believes it is a more appropriate benchmark for the Fund.

(2)  The Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg U.S. Government/Mortgage Index for periods from inception of the Fund to May 30, 2023 and the new benchmark represented by Bloomberg U.S. Long Treasury Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Bloomberg U.S. Government/Mortgage Index includes Treasurys, government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper General U.S. Government Funds classification as of the date of this report.

(5)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/23 – 06/30/23.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/23	06/30/23	01/01/23 – 06/30/23
Class A
Actual (0.58% return)	$1,000.00	$1,005.80	$4.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.63	$4.21
Class L
Actual (0.30% return)	$1,000.00	$1,003.00	$5.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.29	$5.56
Class I
Actual (0.61% return)	$1,000.00	$1,006.10	$2.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.32	$2.51
Class C
Actual (0.05% return)	$1,000.00	$1,000.50	$7.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.81	$8.05

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.84%, 1.11%, 0.50% and 1.61% for Class A, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.09%, 1.36%, 0.83%, and 1.82% for Class A, Class L, Class I and Class C shares, respectively.

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  June 30, 2023 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.3%)
	Federal Home Loan Mortgage Corporation Conventional Pools:
$94	12 Month USD LIBOR + 1.73%	3.983%	11/01/36	$94,500
148	12 Month USD LIBOR + 1.91%	4.155	10/01/36	150,004
489	12 Month USD LIBOR + 1.82%	4.94	06/01/43	495,079
	Total Agency Adjustable Rate Mortgages (Cost $770,690)			739,583
	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
558	Washington Aircraft 1 Co., DAC (Ireland) (Cost $657,791)	2.637	09/15/26	624,450
	Agency Bond - Sovereign (U.S. Government Guaranteed) (0.3%)
544	Petroleos Mexicanos (Mexico) (Cost $643,750)	2.46	12/15/25	616,048
	Agency Fixed Rate Mortgages (61.0%)
	Federal Home Loan Mortgage Corporation Conventional Pools:
9,619		2.50	06/01/52 - 01/01/53	8,158,674
87		3.00	12/01/49	75,812
239		4.00	04/01/49	227,198
267		4.50	11/01/48	259,857
	Gold Pools:
1,880		3.00	03/01/47 - 06/01/49	1,683,959
3,828		3.50	08/01/42 - 04/01/49	3,560,316
1,322		4.00	12/01/41 - 10/01/45	1,267,635
312		5.00	01/01/40	313,626
415		5.50	11/01/39	425,667
118		6.50	03/01/29 - 09/01/32	121,114
95		7.50	05/01/35	99,871
58		8.00	08/01/32	60,166
71		8.50	08/01/31	74,559
	Federal National Mortgage Association
2,604		2.00	11/01/51	2,047,100
367		2.50	02/01/50	316,890
	Conventional Pools:
4,165		2.50	03/01/51 - 04/01/52	3,538,970
3,626		3.00	06/01/40 - 11/01/49	3,248,995
8,114		3.50	12/01/42 - 07/01/49	7,521,195

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$8,663		4.00%	11/01/41 - 09/01/48	$8,302,679
3,255		4.50	01/01/25 - 09/01/48	3,193,998
1,022		5.00	05/01/35 - 02/01/41	1,023,286
365		5.097	03/01/38	361,912
1,057		5.50	03/01/35 - 10/01/35	1,071,994
18		6.50	06/01/29 - 02/01/33	17,633
1		7.00	05/01/31	634
156		7.50	08/01/37	163,265
121		8.00	04/01/33	126,882
130		8.50	10/01/32	136,907
	July TBA
8,375	(a)	2.50	07/01/53	7,100,101
12,850	(a)	3.00	07/01/53	11,310,006
1,275	(a)	3.50	07/01/53	1,161,744
4,500	(a)	4.00	07/01/53	4,223,319
8,500	(a)	4.50	07/01/53	8,170,628
8,800	(a)	5.00	07/01/53	8,624,344
21,750	(a)	5.50	07/01/53	21,652,277
	Government National Mortgage Association
7,539		5.50	06/20/53	7,546,994
6,077		6.00	04/20/53 - 06/20/53	6,186,511
4,500		6.50	06/20/53	4,665,141
	Various Pools:
2,078		3.50	08/20/45 - 07/20/49	1,946,352
2,132		4.00	11/20/42 - 05/20/49	2,046,906
35		4.50	04/20/49	33,697
309		5.00	01/20/40 - 12/20/48	308,455
32		5.125	11/20/37	31,842
229		5.25	04/20/36 - 09/20/39	229,952
497		5.375	02/20/36 - 08/20/40	502,723
530		6.00	06/15/28 - 09/20/34	536,986
34		7.00	03/20/26 - 07/20/29	34,470
69		8.00	05/15/26 - 08/15/31	72,525
36		8.50	07/15/30	36,284
2		9.00	07/15/24 - 02/15/25	1,551
	Total Agency Fixed Rate Mortgages (Cost $138,767,365)			133,823,602

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Asset-Backed Securities (1.4%)
$670	Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd. 1 Month USD LIBOR + 1.07% (b)(c)	6.263%	08/15/34	$655,704
440	Octane Receivables Trust, Class A, Series 2023-1A (b)	5.87	05/21/29	438,198
	United States Small Business Administration
691		2.42	06/01/32	627,684
1,389		2.67	04/01/32	1,270,586
	Total Asset-Backed Securities (Cost $3,190,149)			2,992,172
	Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
	Federal Home Loan Mortgage Corporation
	IO REMIC
1,613	6.00% - 1 Month USD LIBOR (d)	0.807	11/15/43	115,159
	Federal National Mortgage Association
	IO REMIC
752	6.55% - 1 Month USD LIBOR (d)	1.40	08/25/41	13,754
	Government National Mortgage Association
	IO
237		5.00	02/16/41	50,651
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $14,927)			179,564
	Commercial Mortgage-Backed Securities (6.7%)
6,558	BANK 2019-BNK21, IO, (c)	0.96	10/17/52	264,130
1,130	BPR Trust, 1 Month Term SOFR + 3.00% (b)(c)	8.147	05/15/39	1,133,534
775	BSREP Commercial Mortgage Trust, 1 Month USD LIBOR + 0.95% (b)(c)	6.144	08/15/38	708,532
1,500	BX Commercial Mortgage Trust, 1 Month Term SOFR + 0.81% (b)(c)	5.962	04/15/34	1,414,635
	Citigroup Commercial Mortgage Trust
	IO
4,810	(c)	0.868	11/10/48	63,349
12,801	(c)	1.023	09/10/58	190,618
5,540	(c)	1.13	11/10/46	3,327
	Commercial Mortgage Trust
	IO
21,325	(c)	0.648	02/10/47	22,461

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$2,218	(c)	1.108%	08/10/46	$1,917
2,934	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, (c)	3.527	10/25/23	2,914,978
	IO
24,107	(c)	0.436	04/25/32	610,216
31,892	(c)	0.456	11/25/27	397,377
	GS Mortgage Securities Trust
	IO
4,522	(c)	1.161	11/10/46	9,448
11,488	(c)	1.169	04/10/47	43,578
13,401	(c)	1.356	10/10/48	289,423
7,394	JP Morgan Chase Commercial Mortgage Securities Trust, IO, (c)	0.712	12/15/49	110,920
	JPMBB Commercial Mortgage Securities Trust
	IO
18,206	(c)	0.829	01/15/47	22,023
1,775	(c)	1.121	11/15/45	36
	Natixis Commercial Mortgage Securities Trust
1,170	1 Month USD LIBOR + 0.95% (b)(c)	6.143	08/15/38	1,110,591
1,450	1 Month Term SOFR + 1.40% (b)(c)	6.548	01/15/39	1,395,032
1,975	SFO Commercial Mortgage Trust, 1 Month Term SOFR + 1.26% (b)(c)	6.343	05/15/38	1,725,744
1,375	Taubman Centers Commercial Mortgage Trust, 1 Month Term SOFR + 2.19% (b)(c)	7.333	05/15/37	1,340,793
	WFRBS Commercial Mortgage Trust
	IO
3,890	(c)	0.359	08/15/46	2,419
5,919	(c)	1.065	03/15/46	4,845
10,737	(c)	1.15	12/15/46	9,626
1,100	Worldwide Plaza Trust, (b)	3.526	11/10/36	902,635
	Total Commercial Mortgage-Backed Securities (Cost $15,646,060)			14,692,187
	Mortgages - Other (23.8%)
430	BDS 2021-FL8 1 Month USD LIBOR + 0.92% (b)(c)	6.077	01/18/36	422,780
464	Cascade Funding Mortgage Trust (b)(c)	4.00	10/25/68	449,011
782	FARM Mortgage Trust, Class B (b)(c)	3.238	07/25/51	543,009

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
$1,233		3.00%	09/25/45 - 05/25/47	$1,073,836
801		3.50	05/25/45 - 05/25/47	709,405
23		4.00	05/25/45	19,653
8,150	Federal Home Loan Mortgage Corporation, Class MZ	6.00	07/25/53	8,678,795
29,878		6.00	05/20/53 - 06/20/53	30,755,585
	Seasoned Credit Risk Transfer Trust
8,831		3.00	07/25/56 - 05/25/60	7,762,322
713		4.00	08/25/58 - 02/25/59	652,128
1,315		4.50	06/25/57	1,264,131
	Total Mortgages - Other (Cost $53,509,397)			52,330,655
	U.S. Agency Security (3.3%)
6,935	Tennessee Valley Authority (Cost $7,102,268)	5.250	09/15/39	7,363,114
	U.S. Treasury Securities (2.5%)
	U.S. Treasury Notes,
1,725		1.50	8/15/26	1,577,095
2,250		1.625	5/15/26	2,076,504
2,000		2.25	2/15/27	1,860,234
	Total U.S. Treasury Securities (Cost $5,737,193)			5,513,833
	Short-Term Investments (28.1%)
	U.S. Treasury Securities (26.5%)
	U.S. Treasury Bills,
470	(e)	4.838	11/30/23	459,829
2,370	(e)	5.01	11/30/23	2,318,713
770	(e)	5.325	11/30/23	753,337
300	(e)	5.355	11/30/23	293,508
2,519	(e)	5.434	11/30/23	2,464,488
	U.S. Treasury Notes,
24,000		0.25	11/15/23	23,558,861
24,000		0.50	11/30/23	23,527,972
4,875		0.75	12/31/23	4,766,569
	Total U.S. Treasury Securities (Cost $58,297,520)			58,143,277

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  June 30, 2023 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (1.6%)
3,445	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $3,445,473)		$3,445,473
Total Short-Term Investments (Cost $61,742,993)			61,588,750
Total Investments (Cost $287,782,583) (f)(g)		127.8%	280,463,958
Liabilities in excess of Other Assets		(27.8)	(61,055,659)
Net Assets		100.0%	$219,408,299

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Floating or variable rate securities: The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2023.

  (e)  Rate shown is the yield to maturity at June 30, 2023.

  (f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.

  (g)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $937,133 and the aggregate gross unrealized depreciation is $11,614,037, resulting in net unrealized depreciation of $10,676,904.

  DAC  Designated Activity Company.

  IO  Interest Only Security.

  LIBOR  London Interbank Offered Rate.

  REMIC  Real Estate Mortgage Investment Conduit.

  SOFR  Secured Overnight Financing Rate.

  TBA  To Be Announced.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  June 30, 2023 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2023:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note (United States)	7	Sep-23	$1,400	$1,423,406	$(21,055)
U.S. Treasury 5 yr. Note (United States)	475	Sep-23	47,500	50,869,531	(1,077,490)
U.S. Treasury 10 yr. Note (United States)	868	Sep-23	86,800	97,446,563	(1,910,297)
U.S. Treasury 10 yr. Ultra Note (United States)	348	Sep-23	34,800	41,216,250	(416,875)
U.S. Treasury Long Bond (United States)	223	Sep-23	22,300	28,300,094	(104,781)
U.S. Treasury Ultra Long Bond (United States)	95	Sep-23	9,500	12,940,781	172,219
					$(3,358,279)

USD  —  United States Dollar

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Statements

Statement of Assets and Liabilities June 30, 2023 (unaudited)

Assets:
Investments in securities, at value (cost $284,337,110)	$277,018,485
Investment in affiliate, at value (cost $3,445,473)	3,445,473
Total investments in securities, at value (cost $287,782,583)	280,463,958
Receivable for:
Interest	854,574
Variation margin on open futures contracts	511,203
Due from broker	360,000
Dividends from affiliate	204,970
Shares of beneficial interest sold	20,233
Prepaid expenses and other assets	66,313
Total Assets	282,481,251
Liabilities:
Payable for:
Investments purchased	62,592,280
Shares of beneficial interest redeemed	115,350
Dividends to shareholders	98,944
Trustees' fees	50,474
Transfer and sub transfer agent fees	47,807
Distribution fee	43,872
Advisory fee	15,793
Administration fee	15,628
Accrued expenses and other payables	92,804
Total Liabilities	63,072,952
Net Assets	$219,408,299
Composition of Net Assets:
Paid-in-Capital	$255,862,494
Total Accumulated Loss	(36,454,195)
Net Assets	$219,408,299
Class A Shares:
Net Assets	$175,616,597
Shares Outstanding (unlimited shares authorized, $0.01 par value)	24,575,672
Net Asset Value Per Share	$7.15
Maximum Offering Price Per Share (net asset value plus 3.36% of net asset value)	$7.39
Class L Shares:
Net Assets	$3,548,390
Shares Outstanding (unlimited shares authorized, $0.01 par value)	492,647
Net Asset Value Per Share	$7.20
Class I Shares:
Net Assets	$36,709,905
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,134,459
Net Asset Value Per Share	$7.15
Class C Shares:
Net Assets	$3,533,407
Shares Outstanding (unlimited shares authorized, $0.01 par value)	490,560
Net Asset Value Per Share	$7.20

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended June 30, 2023 (unaudited)

Net Investment Income: Income
Interest	$4,775,617
Dividends from affiliate (Note 9)	434,178
Total Income	5,209,795
Expenses
Advisory fee (Note 4)	487,272
Distribution fee (Class A Shares) (Note 5)	230,932
Distribution fee (Class L Shares) (Note 5)	9,649
Distribution fee (Class C Shares) (Note 5)	20,068
Transfer agent fees and expenses (Class A Shares) (Note 7)	86,052
Transfer agent fees and expenses (Class L Shares) (Note 7)	2,303
Transfer agent fees and expenses (Class I Shares) (Note 7)	10,350
Transfer agent fees and expenses (Class C Shares) (Note 7)	1,574
Professional fees	95,012
Administration fee (Note 4)	92,814
Sub transfer agent fees and expenses (Class A Shares)	61,250
Sub transfer agent fees and expenses (Class L Shares)	1,387
Sub transfer agent fees and expenses (Class I Shares)	19,876
Sub transfer agent fees and expenses (Class C Shares)	1,605
Shareholder reports and notices	26,063
Registration fees	26,003
Custodian fees (Note 6)	22,246
Trustees' fees and expenses	6,827
Other	29,413
Total Expenses	1,230,696
Less: waiver of Advisory fees	(188,407)
Less: reimbursement of class specific expenses (Class A shares)	(68,723)
Less: reimbursement of class specific expenses (Class L shares)	(1,592)
Less: reimbursement of class specific expenses (Class I shares)	(30,218)
Less: reimbursement of class specific expenses (Class C shares)	(994)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(12,494)
Net Expenses	928,268
Net Investment Income	4,281,527
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(3,352,508)
Futures contracts	65,765
Net Realized Loss	(3,286,743)
Change in Unrealized Appreciation (Depreciation) on:
Investments	3,799,053
Futures contracts	(3,186,443)
Net Change in Unrealized Appreciation (Depreciation)	612,610
Net Loss	(2,674,133)
Net Increase in Net Assets Resulting from Operations	$1,607,394

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2023	FOR THE YEAR ENDED DECEMBER 31, 2022
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$4,281,527	$7,061,751
Net realized loss	(3,286,743)	(14,810,703)
Net change in unrealized appreciation (depreciation)	612,610	(30,818,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,607,394	(38,567,923)
Dividends and Distributions to Shareholders from:
Class A Shares	(3,392,940)	(5,862,624)
Class L Shares	(64,932)	(112,407)
Class I Shares	(789,096)	(1,363,158)
Class C Shares	(57,359)	(86,458)
Total Dividends and Distributions to Shareholders	(4,304,327)	(7,424,647)
Net decrease from transactions in shares of beneficial interest	(17,661,576)	(24,004,145)
Net Decrease	(20,358,509)	(69,996,715)
Net Assets:
Beginning of Period	239,766,808	309,763,523
End of Period	$219,408,299	$239,766,808

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Long Duration Government Opportunities Fund (the "Fund") (name changed on May 31, 2023, formerly Morgan Stanley U.S. Government Securities Trust) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. The Fund's investment objective is to seek a high level of current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares and Class C shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

Adviser determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

E. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$739,583	$—	$739,583
Agency Bond — Finance (U.S. Government Guaranteed)	—	624,450	—	624,450
Agency Bond — Sovereign (U.S. Government Guaranteed)	—	616,048	—	616,048
Agency Fixed Rate Mortgages	—	133,823,602	—	133,823,602
Asset-Backed Securities	—	2,992,172	—	2,992,172
Collateralized Mortgage Obligations — Agency Collateral Series	—	179,564	—	179,564
Commercial Mortgage-Backed Securities	—	14,692,187	—	14,692,187
Mortgages — Other	—	52,330,655	—	52,330,655
U.S. Agency Security	—	7,363,114	—	7,363,114
U.S. Treasury Securities	—	5,513,833	—	5,513,833
Total Fixed Income Securities	—	218,875,208	—	218,875,208
Short-Term Investments
U.S. Treasury Securities	—	58,143,277	—	58,143,277
Investment Company	3,445,473	—	—	3,445,473
Total Short-Term Investments	3,445,473	58,143,277	—	61,588,750
Futures Contract	172,219	—	—	172,219
Total Assets	3,617,692	277,018,485	—	280,636,177
Liabilities:
Futures Contracts	(3,530,498)	—	—	(3,530,498)
Total	$87,194	$277,018,485	$—	$277,105,679

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$172,219	(a)	Variation margin on open futures contracts	$(3,530,499	)(a)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS
Interest Rate Risk	$65,765

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS
Interest Rate Risk	$(3,186,443)

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

For the six months ended June 30, 2023, the average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$94,422,000

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% of the portion of the daily net assets not exceeding $1 billion; 0.395% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% of the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% of the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% of the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% of the portion of the daily net assets exceeding $12.5 billion. For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.25% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class A, 1.12% for Class L, 0.52% for Class I and 1.62% for Class C shares. Effective May 31, 2023, the Adviser has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual Fund operating expenses will not exceed 0.49% for Class I shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

six months ended June 30, 2023, $188,407 of advisory fees were waived and $101,527 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2023, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2023, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $1,071 and $834, respectively, and received $4,860 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Fund.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to $5,084.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2023		FOR THE YEAR ENDED DECEMBER 31, 2022
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	285,385	$2,104,134	1,315,356	$9,961,119
Reinvestment of dividends and distributions	439,206	3,207,765	743,056	5,663,953
Redeemed	(2,440,301)	(17,925,784)	(4,977,427)	(38,304,716)
Net decrease — Class A	(1,715,710)	(12,613,885)	(2,919,015)	(22,679,644)
CLASS L SHARES
Sold	3	19	7,366	56,369
Reinvestment of dividends and distributions	8,526	62,793	14,479	111,237
Redeemed	(64,327)	(477,137)	(105,631)	(816,705)
Net decrease — Class L	(55,798)	(414,325)	(83,786)	(649,099)
CLASS I SHARES
Sold	367,347	2,703,282	983,081	7,571,940
Reinvestment of dividends and distributions	103,442	756,151	175,093	1,334,167
Redeemed	(917,467)	(6,759,993)	(1,269,977)	(9,699,898)
Net decrease — Class I	(446,678)	(3,300,560)	(111,803)	(793,791)
CLASS C SHARES
Sold	10,727	80,059	410,295	3,178,925
Reinvestment of dividends and distributions	7,613	56,076	11,243	86,389
Redeemed	(198,022)	(1,468,941)	(397,117)	(3,146,925)
Net increase (decrease) — Class C	(179,682)	(1,332,806)	24,421	118,389
Net decrease in Fund	(2,397,868)	$(17,661,576)	(3,090,183)	$(24,004,145)

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2023, aggregated $623,383,010 and $638,644,231, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $621,743,420 and $568,981,332, respectively.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by $12,494 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2022	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2023
Liquidity Funds	$—	$111,176,131	$107,730,658	$434,178	$—	$—	$3,445,473

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2023, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $3,171. At June 30, 2023 the Fund had an accrued pension liability of $50,474, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 DISTRIBUTIONS PAID FROM:	2021 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$7,424,647	$8,038,713

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,953,545	$—

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $9,704,386 and $15,514,015, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

13. Other

At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 61.2%.

14. LIBOR Discontinuance or Unavailability Risk

The London Interbank Offering Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such new or alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  June 30, 2023 (unaudited) continued

the same volume or liquidity as did LIBOR , which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include (or previously included) LIBOR. While some LIBOR-based instruments contemplated a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate or replace LIBOR. Some of the Fund's investments may be so-called "tough legacy" LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate ("SOFR") for tough legacy contracts. On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as "synthetic LIBOR"), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a new or replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund's investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

Morgan Stanley Long Duration Government Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2023		2022		2021		2020		2019		2018
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.24		$8.56		$8.94		$8.68		$8.41		$8.67
Income (loss) from investment operations:
Net investment income	0.13		0.20		0.18		0.20		0.27		0.25
Net realized and unrealized gain (loss)	(0.09)		(1.31)		(0.36)		0.28		0.27		(0.26)
Total income (loss) from investment operations	0.04		(1.11)		(0.18)		0.48		0.54		(0.01)
Less distributions from:
Net investment income	(0.13)		(0.21)		(0.20)		(0.22)		(0.27)		(0.25)
Net asset value, end of period	$7.15		$7.24		$8.56		$8.94		$8.68		$18.41
Total Return(1)	0.58	%(2)	(13.03)%		(2.06)%		5.55%		6.43%		(0.01)%
Ratios to Average Net Assets:
Net expenses	0.84	%(3)(4)(5)	0.85	%(4)(5)	0.85	%(4)(5)	0.85	%(4)(5)	0.85	%(4)(5)(6)	0.87	%(4)(5)
Net investment income	3.65	%(3)(4)(5)	2.61	%(4)(5)	1.98	%(4)(5)	2.32	%(4)(5)	2.97	%(4)(5)	3.01	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(3)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$175,617		$190,426		$249,990		$289,964		$295,522		$34,504
Portfolio turnover rate	281	%(2)	321%		376%		189%		167%		159%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2023	1.09%	3.40%
December 31, 2022	1.05	2.41
December 31, 2021	0.98	1.85
December 31, 2020	0.97	2.20
December 31, 2019	0.99	2.83
December 31, 2018	1.02	2.86

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  Effective February 28, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class A shares. Prior to February 28, 2019, the maximum ratio was 0.87% for Class A shares.

  (7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2023		2022		2021		2020		2019		2018
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.30		$8.63		$9.01		$8.75		$8.48		$8.73
Income (loss) from investment operations:
Net investment income	0.12		0.18		0.16		0.18		0.24		0.23
Net realized and unrealized gain (loss)	(0.10)		(1.32)		(0.37)		0.27		0.27		(0.25)
Total income (loss) from investment operations	0.02		(1.14)		(0.21)		0.45		0.51		(0.02)
Less distributions from:
Net investment income	(0.12)		(0.19)		(0.17)		(0.19)		(0.24)		(0.23)
Net asset value, end of period	$7.20		$7.30		$8.63		$9.01		$8.75		$8.48
Total Return(1)	0.30	%(2)	(13.28)%		(2.32)%		5.21%		6.09%		(0.25)%
Ratios to Average Net Assets:
Net expenses	1.11	%(3)(4)(5)	1.12	%(4)(5)	1.12	%(4)(5)	1.12	%(4)(5)	1.12	%(4)(5)	1.10	%(4)(5)
Net investment income	3.38	%(3)(4)(5)	2.31	%(4)(5)	1.69	%(4)(5)	2.02	%(4)(5)	2.73	%(4)(5)	2.74	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(3)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$3,548		$4,004		$5,454		$6,259		$6,668		$7,411
Portfolio turnover rate	281	%(2)	321%		376%		189%		167%		159%

  (1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2023	1.36%	3.13%
December 31, 2022	1.33	2.10
December 31, 2021	1.25	1.56
December 31, 2020	1.24	1.90
December 31, 2019	1.25	2.60
December 31, 2018	1.20	2.64

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2023		2022		2021		2020		2019		2018
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.25		$8.56		$8.94		$8.69		$8.41		$8.67
Income (loss) from investment operations:
Net investment income	0.14		0.23		0.21		0.23		0.29		0.28
Net realized and unrealized gain (loss)	(0.09)		(1.30)		(0.36)		0.27		0.28		(0.26)
Total income (loss) from investment operations	0.05		(1.07)		(0.15)		0.50		0.57		0.02
Less distributions from:
Net investment income	(0.15)		(0.24)		(0.23)		(0.25)		(0.29)		(0.28)
Net asset value, end of period	$7.15		$7.25		$8.56		$8.94		$8.69		$8.41
Total Return(1)	0.61	%(2)	(12.63)%		(1.74)%		5.77%		6.90%		0.34%
Ratios to Average Net Assets:
Net expenses	0.50	%(3)(4)(5)(6)	0.52	%(4)(5)	0.52	%(4)(5)	0.52	%(4)(5)	0.52	%(4)(5)	0.52	%(4)(5)
Net investment income	3.98	%(3)(4)(5)	2.95	%(4)(5)	2.33	%(4)(5)	2.61	%(4)(5)	3.35	%(4)(5)	3.36	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(3)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$36,710		$40,444		$48,749		$91,971		$65,594		$67,487
Portfolio turnover rate	281	%(2)	321%		376%		189%		167%		159%

  (1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2023	0.83%	3.65%
December 31, 2022	0.80	2.67
December 31, 2021	0.72	2.13
December 31, 2020	0.73	2.40
December 31, 2019	0.74	3.13
December 31, 2018	0.72	3.16

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  Effective May 31, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.49% for Class I shares. Prior to May 31, 2023, the maximum ratio was 0.52% for Class I shares.

  (7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2023		2022		2021		2020		2019		2018
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.30		$8.63		$9.01		$8.75		$8.48		$8.74
Income (loss) from investment operations:
Net investment income	0.11		0.14		0.12		0.13		0.20		0.19
Net realized and unrealized gain (loss)	(0.10)		(1.32)		(0.37)		0.28		0.27		(0.26)
Total income (loss) from investment operations	0.01		(1.18)		(0.25)		0.41		0.47		(0.07)
Less distributions from:
Net investment income	(0.11)		(0.15)		(0.13)		(0.15)		(0.20)		(0.19)
Net asset value, end of period	$7.20		$7.30		$8.63		$9.01		$8.75		$8.48
Total Return(1)	0.05	%(2)	(13.72)%		(2.81)%		4.69%		5.56%		(0.76)%
Ratios to Average Net Assets:
Net expenses	1.61	%(3)(4)(5)	1.62	%(4)(5)	1.62	%(4)(5)	1.62	%(4)(5)	1.62	%(4)(5)	1.62	%(4)(5)
Net investment income	2.88	%(3)(4)(5)	1.79	%(4)(5)	1.21	%(4)(5)	1.40	%(4)(5)	2.23	%(4)(5)	2.24	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(3)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$3,533		$4,893		$5,571		$10,397		$2,163		$2,012
Portfolio turnover rate	281	%(2)	321%		376%		189%		167%		159%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2023	1.83%	2.66%
December 31, 2022	1.79	1.62
December 31, 2021	1.73	1.10
December 31, 2020	1.72	1.30
December 31, 2019	1.85	2.00
December 31, 2018	1.96	1.90

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group

Morgan Stanley Long Duration Government Opportunities Fund

Investment Advisory Agreement Approval (unaudited) continued

averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key

Morgan Stanley Long Duration Government Opportunities Fund

Investment Advisory Agreement Approval (unaudited) continued

personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Long Duration Government Opportunities Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Long Duration Government Opportunities Fund

U.S. Customer Privacy Notice (unaudited)  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley Long Duration Government Opportunities Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Long Duration Government Opportunities Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2023 Morgan Stanley

MSLDGOSAN
5853774 EXP 08.31.24

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) See Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Long Duration Government Opportunities Fund

/s/ John H. Gernon

John H. Gernon
Principal Executive Officer
August 17, 2023

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon
Principal Executive Officer
August 17, 2023

/s/ Francis J. Smith

Francis J. Smith
Principal Financial Officer
August 17, 2023